RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Incurred fees	$ 1,016,426	$ 293,505	$ 1,619,585	$ 606,062
Payable to related parties	202,773	80,212	202,773	80,212
Salary and commissions	76,795	19,053	235,672	19,053
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	182,993	85,395	282,570	165,345
Payable to related parties	50,056		50,056
Independent consultant agreement [member] | Alberta Ltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	291,842	310,192	447,035	414,419
Payable to related parties
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees		$ 36,597	61,666	$ 39,458
Payable to related parties					$ 9,000